Non-current bank credit lines and loan facilities - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020	Dec. 08, 2020
Debt Instrument [Line Items]
Total debt	$ 5,501,213		$ 350,000
Less current portion of long-term debt	(55,150)		0
Total long-term debt	5,446,063		350,000
Less debt issuance costs and debt discount	(64,901)		(1,523)
Total long-term debt, net	$ 5,381,162		348,477
Senior Secured Credit Facility | Term loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.75%	1.00%
Total debt	$ 5,001,213		0
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%	2.875%
Total debt	$ 500,000		0
Senior Notes | Series A notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				2.32%
Total debt	0		275,000
Senior Notes | Series B notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				2.43%
Total debt	$ 0		$ 75,000